October 22, 2026

BNY MELLON INVESTMENT PORTFOLIOS
- Technology Growth Portfolio

Supplement to Current Summary Prospectus and Prospectus

Effective October 31, 2026, the following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Brian Byrnes and Vijay Anand are the fund's primary portfolio managers, positions they have held since May 2024 and October 2026, respectively. Messrs. Byrnes and Anand are research analysts and portfolio managers at NIMNA.

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Effective October 31, 2026, the following information supersedes and replaces the information in the second paragraph in the section "Fund Details – Management – Sub-Adviser" in the prospectus:

Brian Byrnes and Vijay Anand are the fund's primary portfolio managers, primarily responsible for the day-to-day management of the fund's portfolio. Messrs. Byrnes and Anand have been primary portfolio managers of the fund since May 2024 and October 2026. respectively. Mr. Byrnes is a research analyst and portfolio manager at NIMNA and has been employed by NIMNA since 2022. Prior to joining NIMNA, Mr. Byrnes was a research analyst, among other positions, at Eaton Vance from 2018 to 2022. Mr. Anand is a research analyst and portfolio manager at NIMNA and has been employed by NIMNA since 2025. Prior to joining NIMNA, Mr. Anand was a senior research analyst at Katamaran Capital from September 2024 to September 2025 and a research analyst at Schroders from January 2019 to September 2024.

0175STK1026

October 22, 2026

BNY MELLON INVESTMENT PORTFOLIOS
Technology Growth Portfolio

Supplement to Current Statement of Additional Information

Effective October 31, 2026, the following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Vijay Anand[1]	None	N/A	None	N/A	None	N/A

1 Because Mr. Anand became a primary portfolio manager of TGP as of October 31, 2026, his information is as of September 30, 2026.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Vijay Anand[1]	None	N/A	N/A

1 Because Mr. Anand became a primary portfolio manager of TGP as of October 31, 2026, his information is as of September 30, 2026.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Vijay Anand[1]	TGP	None

1 Because Mr. Anand became a primary portfolio manager of TGP as of October 31, 2026, his information is as of September 30, 2026.

GRP1-VSAI-1026